Form N-PX
                      Annual Report of Proxy Voting Record
                   of Madison Harbor Balanced Strategies, Inc.

                  Investment Company Act File Number: 811-21479

                                   Registrant
                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                               New York, NY 10174

                                Agent for Service

                    Madison Harbor Balanced Strategies, Inc.
                            c/o Christopher J. Brown
                            Chief Compliance officer
                              The Chrysler Building
                              405 Lexington Avenue
                               New York, NY 10174

                                  212-380-5500



                        Date of Fiscal Year End: March 31
   Date of Reporting Period: January 28, 2005 "commencement of operations" to
                                 June 30, 2005


  Madison Harbor Balanced Strategies, Inc. did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  Madison Harbor Balanced Strategies, Inc.

                  By: /s/ Christopher J. Brown

                  Chief Compliance Officer

                  Date: July 29, 2005